Trade and other receivables - Schedule of Trade and Other Receivables, Footnotes (Detail) - GBP (£)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Trade And Other Receivables [Line Items]
Prepayments in respect of acquisition of intangible assets	£ 0	£ 0	£ 325,000,000
Other assets relating to initial set-up, transition or transformation phase of long-term networked IT services contracts	£ 222,000,000	173,000,000	317,000,000
Long-Term Networked IT Services Contracts
Disclosure Of Trade And Other Receivables [Line Items]
Other assets relating to initial set-up, transition or transformation phase of long-term networked IT services contracts		£ 0	£ 145,000,000